Group assets and liabilities - measurement - Fair value disclosed (Details) - Assets and liabilities at amortised cost for which fair value is disclosed - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Loans
Financial instruments
Financial assets, carrying value	£ 12,139	£ 12,205
Financial assets, fair value	12,710	12,939
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities, carrying value	(3,001)	(2,997)
Financial liabilities, fair value	(3,003)	(3,032)
Core structural borrowings of shareholder-financed operations
Financial instruments
Financial liabilities, carrying value	(6,367)	(6,280)
Financial liabilities, fair value	(6,518)	(7,032)
Operational borrowings attributable to shareholder-financed operations
Financial instruments
Financial liabilities, carrying value	(1,618)	(1,791)
Financial liabilities, fair value	(1,618)	(1,791)
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities, carrying value	(1,843)	(1,829)
Financial liabilities, fair value	(1,768)	(1,832)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, carrying value	(7,128)	(5,662)
Financial liabilities, fair value	£ (7,126)	£ (5,828)